STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES

18. STATUTORY RESERVES

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

SolarOne Qidong became a WOFE in May 2006 and, therefore, is subject to the above mandated restrictions on distributable profits. Prior to May 2006, although SolarOne Qidong was a Sino-foreign joint venture enterprise, it was required to allocate at least 10% of its after-tax profit to the General Reserve Fund in accordance with the joint venture agreements entered into among the then joint venture partners and the appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund were at the discretion of the board of directors.

For other subsidiaries incorporated in PRC, including SolarOne Technology, SolarOne Shanghai, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E, the General Reserve Fund was appropriated based on 10% of net profits as reported in each subsidiary’s PRC statutory accounts.

The Group provided RMB100,436,000 and RMB4,456,000 general reserve fund for the year ended December 31, 2010 and 2011, respectively. There were no statutory reserves provided for the year ended December 31, 2012 as all of the Group’s PRC subsidiaries incurred net losses for the year.